Stock-Based Compensation - Summary of Performance Unit Activity (Details) - Performance Units shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Performance Units
Beginning Balance (in shares) | shares	176
Granted (in shares) | shares	390
Vested (in shares) | shares	(17)
Forfeited (in shares) | shares	(67)
Ending Balance (in shares) | shares	482
Weighted Average Grant Date Fair Value
Outstanding, Beginning Balance (in usd per share) | $ / shares	$ 71.49
Granted (in usd per share) | $ / shares	61.88
Vested (in usd per share) | $ / shares	98.28
Forfeited (in usd per share) | $ / shares	82.24
Outstanding, Ending Balance (in usd per share) | $ / shares	$ 61.28